Investment Properties - Investment Properties Depreciated on a Straight-Line Basis Over Useful Lives (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Main plant buildings [Member]
Disclosure of detailed information about investment property [line items]
Investment properties are depreciated using the straight-line method over their estimated useful lives	10
Bottom of range [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Investment properties are depreciated using the straight-line method over their estimated useful lives	10
Top of range [member] | Main plant buildings [Member]
Disclosure of detailed information about investment property [line items]
Investment properties are depreciated using the straight-line method over their estimated useful lives	40
Top of range [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Investment properties are depreciated using the straight-line method over their estimated useful lives	50